FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES
Schedule of Fair value of the derivative liabilities
	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2020	$--	$--	$603,836
Change in fair value due to conversion of debt			(144,120)
Change in fair value of the derivative	--	--	(445,910)
	--	--
Balance at September 30 30, 2020	$--	$--	$13,806

	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2019	$--	$--	$--
Debt discount related to new debt	--	--	133,620
Change in fair value of the derivative	--	--	470,216
	--	--
Balance at March 31, 2020	$--	$--	$603,836

Schedule of Assumption to calculate fair value of liability
Risk-free interest rate	.10%
Expected life in years	0.25
Dividend yield	0%
Expected volatility	46.00%

Risk-free interest rate	1.80%
Expected life in years	0.25
Dividend yield	0%
Expected volatility	214.00%